Quarterly Holdings Report
for
Fidelity® MSCI Financials Index ETF
April 30, 2020
T04-QTLY-0620
1.9584808.106

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BANKS – 39.0%
Diversified Banks – 25.4%
Bank of America Corp.	1,942,875	$ 46,726,144
Citigroup, Inc.	496,370	24,103,727
JPMorgan Chase & Co.	713,115	68,287,892
US Bancorp	337,353	12,313,385
Wells Fargo & Co.	913,510	26,537,465
		177,968,613
Regional Banks – 13.6%
1st Source Corp.	4,122	143,157
Allegiance Bancshares, Inc.	2,747	68,895
Amalgamated Bank Class A	3,254	34,818
Ameris Bancorp	15,170	385,773
Arrow Financial Corp.	3,191	90,944
Associated Banc-Corp	36,584	517,298
Atlantic Capital Bancshares, Inc. (a)	5,129	64,369
Atlantic Union Bankshares Corp.	16,559	395,263
Banc of California, Inc.	10,542	109,848
Bancfirst Corp.	4,214	162,281
BancorpSouth Bank	23,366	511,482
Bank of Hawaii Corp.	9,239	629,915
Bank of Marin Bancorp	2,745	90,475
Bank OZK	29,851	675,230
BankUnited, Inc.	21,793	431,719
Banner Corp.	7,923	304,481
Bar Harbor Bankshares	3,687	67,767
Berkshire Hills Bancorp, Inc.	9,631	164,112
BOK Financial Corp.	7,207	373,251
Boston Private Financial Holdings, Inc.	19,322	146,847
Bridge Bancorp, Inc.	3,574	73,946
Brookline Bancorp, Inc.	18,515	189,038
Bryn Mawr Bank Corp.	4,543	132,269
Byline Bancorp, Inc.	4,356	53,666
Cadence BanCorp	29,715	196,713
Camden National Corp.	3,414	111,808
Capital City Bank Group, Inc.	2,825	62,263
Carolina Financial Corp.	5,317	179,874
Carter Bank & Trust	5,858	55,534
Cathay General Bancorp	17,272	482,234
CBTX, Inc.	4,556	82,281
CenterState Banks, Inc.	25,470	442,923
Central Pacific Financial Corp.	6,834	119,527
Century Bancorp, Inc. Class A	649	48,474
CIT Group, Inc.	21,718	412,208
Citizens Financial Group, Inc.	98,994	2,216,476
City Holding Co.	3,784	255,761
CNB Financial Corp.	3,240	57,478
Columbia Banking System, Inc.	16,744	451,921
Comerica, Inc.	32,713	1,140,375
Commerce Bancshares, Inc.	23,136	1,415,692
Community Bank System, Inc.	12,001	749,942
Community Trust Bancorp, Inc.	3,688	125,023

	Shares	Value

ConnectOne Bancorp, Inc.	8,029	$ 119,953
Cullen/Frost Bankers, Inc.	13,486	969,104
Customers Bancorp, Inc. (a)	6,971	88,950
CVB Financial Corp.	25,748	535,172
Dime Community Bancshares, Inc.	6,783	111,445
Eagle Bancorp, Inc.	7,299	256,049
East West Bancorp, Inc.	33,044	1,158,853
Enterprise Financial Services Corp.	5,857	180,044
Equity Bancshares, Inc. Class A (a)	3,498	65,553
FB Financial Corp.	3,939	87,997
Fifth Third Bancorp	161,442	3,017,351
Financial Institutions, Inc.	3,495	67,628
First BanCorp	50,453	294,141
First BanCorp/NC	6,681	177,648
First Busey Corp.	11,499	211,812
First Citizens BancShares, Inc. Class A	1,438	549,316
First Commonwealth Financial Corp.	22,821	217,256
First Community Bankshares, Inc.	3,736	88,058
First Financial Bancorp	23,068	354,786
First Financial Bankshares, Inc.	27,741	772,587
First Financial Corp.	2,570	91,286
First Foundation, Inc.	8,474	116,602
First Hawaiian, Inc.	29,724	522,845
First Horizon National Corp.	70,540	640,503
First Interstate Bancsystem, Inc. Class A	9,340	315,692
First Merchants Corp.	12,833	363,302
First Mid-Illinois Bancshares, Inc.	2,971	79,326
First Midwest Bancorp, Inc.	25,294	373,845
First Republic Bank	38,248	3,988,884
Flushing Financial Corp.	6,293	78,600
FNB Corp.	74,477	602,519
Franklin Financial Network, Inc.	3,211	76,165
Fulton Financial Corp.	37,135	434,108
German American Bancorp, Inc.	5,858	174,158
Glacier Bancorp, Inc.	20,921	796,672
Great Southern Bancorp, Inc.	2,588	110,171
Great Western Bancorp, Inc.	13,064	245,603
Hancock Whitney Corp.	19,992	418,033
Hanmi Financial Corp.	7,208	87,001
Harborone Bancorp, Inc. (a)	6,472	51,905
Heartland Financial USA, Inc.	7,499	254,741
Heritage Commerce Corp.	12,612	111,995
Heritage Financial Corp.	8,500	170,425
Hilltop Holdings, Inc.	16,754	323,352
Home BancShares, Inc.	35,962	551,297
HomeTrust Bancshares, Inc.	3,995	61,403
Hope Bancorp, Inc.	29,409	292,620
Horizon Bancorp, Inc.	9,109	103,660
Huntington Bancshares, Inc.	235,182	2,173,082
Iberiabank Corp.	11,993	497,230
Independent Bank Corp.	4,790	70,365
Independent Bank Corp./MA	7,979	581,589

2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Independent Bank Group, Inc.	7,939	$ 240,631
International Bancshares Corp.	12,673	367,390
Investors Bancorp, Inc.	53,554	498,588
KeyCorp	224,129	2,611,103
Lakeland Bancorp, Inc.	10,701	119,744
Lakeland Financial Corp.	5,858	247,969
Live Oak Bancshares, Inc.	6,182	86,239
M&T Bank Corp.	28,506	3,194,952
Mercantile Bank Corp.	3,408	80,429
Midland States Bancorp, Inc.	4,989	80,922
MidWestOne Financial Group, Inc.	3,285	68,558
National Bank Holdings Corp. Class A	6,836	181,701
NBT Bancorp, Inc.	10,165	336,766
Nicolet Bankshares, Inc. (a)	2,088	114,882
OceanFirst Financial Corp.	13,388	225,588
OFG Bancorp	11,919	149,941
Old National Bancorp	35,521	503,333
Opus Bank	6,289	120,875
Origin Bancorp, Inc.	4,160	92,726
Pacific Premier Bancorp, Inc.	12,402	264,783
PacWest Bancorp	27,125	549,010
Park National Corp.	3,378	270,172
Peapack-Gladstone Financial Corp.	3,861	72,857
Peoples Bancorp, Inc.	4,462	108,471
People's United Financial, Inc.	101,373	1,286,423
People's Utah Bancorp	3,689	79,240
Pinnacle Financial Partners, Inc.	16,506	664,366
Popular, Inc.	21,944	846,819
Preferred Bank	3,503	133,639
Prosperity Bancshares, Inc.	21,413	1,283,281
QCR Holdings, Inc.	3,557	109,484
Regions Financial Corp.	219,583	2,360,517
Renasant Corp.	10,334	271,061
Republic Bancorp, Inc. Class A	2,446	81,525
Republic First Bancorp, Inc. (a)	10,633	27,965
S&T Bancorp, Inc.	8,697	232,297
Sandy Spring Bancorp, Inc.	10,302	262,701
Seacoast Banking Corp. of Florida (a)	11,815	265,483
ServisFirst Bancshares, Inc.	10,334	367,064
Signature Bank	12,313	1,319,707
Simmons First National Corp. Class A	23,077	431,540
South State Corp.	7,631	441,377
Southside Bancshares, Inc.	7,353	223,605
Sterling Bancorp	46,354	571,545
Stock Yards Bancorp, Inc.	4,951	163,581
SVB Financial Group (a)	11,742	2,268,202
Synovus Financial Corp.	33,542	704,717
TCF Financial Corp.	34,810	1,033,509
Texas Capital Bancshares, Inc. (a)	11,563	321,220
The Bancorp, Inc. (a)	12,192	84,978

	Shares	Value

The First Bancshares, Inc.	4,597	$ 91,572
The First of Long Island Corp.	5,420	85,582
The PNC Financial Services Group, Inc.	99,618	10,626,252
Tompkins Financial Corp.	3,078	207,796
Towne Bank	16,693	337,199
Trico Bancshares	6,204	186,864
TriState Capital Holdings, Inc. (a)	5,220	74,228
Triumph Bancorp, Inc. (a)	5,508	152,627
Truist Financial Corp.	304,933	11,380,100
Trustmark Corp.	14,085	374,802
UMB Financial Corp.	10,587	538,243
Umpqua Holdings Corp.	49,970	625,874
United Bankshares, Inc.	23,269	697,139
United Community Banks, Inc.	18,333	387,651
Univest Financial Corp.	6,851	121,263
Valley National Bancorp	87,074	727,939
Veritex Holdings, Inc.	9,694	170,227
Washington Trust Bancorp, Inc.	3,546	124,145
Webster Financial Corp.	21,079	595,482
WesBanco, Inc.	14,942	368,769
Westamerica BanCorp.	6,224	392,112
Western Alliance Bancorp	22,125	793,845
Wintrust Financial Corp.	13,090	548,471
Zions Bancorp NA	38,910	1,229,945
		95,767,636
TOTAL BANKS		273,736,249
CAPITAL MARKETS – 25.1%
Asset Management & Custody Banks – 8.5%
Affiliated Managers Group, Inc.	11,177	781,943
Ameriprise Financial, Inc.	28,815	3,311,996
Ares Management Corp. Class A	19,528	655,164
Artisan Partners Asset Management, Inc. Class A	12,070	355,341
Assetmark Financial Holdings, Inc. (a)	3,233	77,560
Associated Capital Group, Inc. Class A	861	32,950
BlackRock, Inc.	26,319	13,213,191
Blucora, Inc. (a)	11,242	158,175
Brihgtsphere Investment Group (a)	17,577	130,245
Cohen & Steers, Inc.	5,424	313,182
Diamond Hill Investment Group, Inc.	773	84,690
Eaton Vance Corp.	25,675	942,272
Federated Hermes, Inc.	21,784	496,022
Focus Financial Partners, Inc. Class A (a)	6,180	147,455
Franklin Resources, Inc.	68,240	1,285,642
GAMCO Investors, Inc. Class A	1,217	15,748
Hamilton Lane, Inc. Class A	4,790	310,631
Invesco Ltd.	87,537	754,569
Janus Henderson Group PLC	36,130	646,727
KKR & Co., Inc. Class A	112,689	2,840,890
Legg Mason, Inc.	19,701	981,701
Northern Trust Corp.	45,769	3,623,074
3

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
Pzena Investment Management, Inc. Class A	4,725	$ 23,247
SEI Investments Co.	29,118	1,483,853
State Street Corp.	82,675	5,211,832
T Rowe Price Group, Inc.	53,133	6,143,769
The Bank of New York Mellon Corp.	188,703	7,083,911
The Blackstone Group, Inc. Class A	149,915	7,831,560
Victory Capital Holdings, Inc. Class A	3,406	51,396
Virtus Investment Partners, Inc.	1,605	130,438
Waddell & Reed Financial, Inc. Class A	15,978	232,480
Westwood Holdings Group, Inc.	1,775	40,878
WisdomTree Investments, Inc.	29,586	95,859
		59,488,391
Financial Exchanges & Data – 10.1%
Cboe Global Markets, Inc	25,224	2,506,761
CME Group, Inc.	81,475	14,519,660
Donnelley Financial Solutions, Inc. (a)	7,204	52,445
FactSet Research Systems, Inc.	8,633	2,374,075
Intercontinental Exchange, Inc.	126,603	11,324,638
MarketAxess Holdings, Inc.	8,621	3,922,641
Moody's Corp.	38,633	9,422,589
Morningstar, Inc.	4,372	681,857
MSCI, Inc.	19,263	6,299,001
Nasdaq, Inc.	26,099	2,862,277
S&P Global, Inc.	55,567	16,274,463
Tradeweb Markets, Inc. Class A	18,596	969,968
		71,210,375
Investment Banking & Brokerage – 6.5%
B Riley Financial, Inc.	3,102	61,699
BGC Partners, Inc. Class A	62,712	194,094
Cowen, Inc. Class A	6,141	67,244
E*TRADE Financial Corp.	51,428	2,088,491
Evercore Partners, Inc. Class A	8,973	463,007
Greenhill & Co., Inc.	3,499	37,334
Houlihan Lokey, Inc.	9,572	568,385
Interactive Brokers Group, Inc. Class A	16,546	678,386
INTL. FCStone, Inc. (a)	3,699	147,812
LPL Financial Holdings, Inc.	18,344	1,104,676
Moelis & Co. Class A	11,162	333,409
Morgan Stanley	276,004	10,882,838
Piper Sandler Cos.	3,191	172,027
PJT Partners, Inc. Class A	4,822	234,542
Raymond James Financial, Inc.	28,430	1,874,106
Stifel Financial Corp.	15,511	686,827
TD Ameritrade Holding Corp.	61,509	2,415,458
The Charles Schwab Corp.	262,384	9,897,124
The Goldman Sachs Group, Inc.	72,454	13,289,513
Virtu Financial, Inc. Class A	12,112	283,057
		45,480,029
TOTAL CAPITAL MARKETS		176,178,795

	Shares	Value
CONSUMER FINANCE – 4.7%
Consumer Finance – 4.7%
Ally Financial, Inc.	86,700	$ 1,421,013
American Express Co.	158,140	14,430,275
Capital One Financial Corp.	105,886	6,857,177
Credit Acceptance Corp. (a)	2,352	732,813
Curo Group Holdings Corp.	3,040	28,333
Discover Financial Services	71,330	3,065,050
Encore Capital Group, Inc. (a)	6,096	158,374
Enova International, Inc. (a)	7,990	128,160
Ezcorp, Inc. Class A (a)	12,002	67,211
FirstCash, Inc.	9,688	695,986
Green Dot Corp. Class A (a)	11,191	341,325
LendingClub Corp. (a)	14,320	109,834
LendingTree, Inc. (a)	1,770	441,385
Navient Corp.	45,596	347,442
Nelnet, Inc. Class A	4,557	219,420
OneMain Holdings, Inc.	18,465	447,038
PRA Group, Inc. (a)	10,405	288,635
SLM Corp.	95,789	798,880
Synchrony Financial	132,399	2,620,176
World Acceptance Corp. (a)	1,365	92,615
TOTAL CONSUMER FINANCE		33,291,142
DIVERSIFIED FINANCIAL SERVICES – 8.7%
Multi-Sector Holdings – 8.2%
Berkshire Hathaway, Inc. Class B (a)	298,809	55,984,854
Cannae Holdings, Inc. (a)	14,065	443,751
Jefferies Financial Group, Inc.	57,839	793,551
		57,222,156
Other Diversified Financial Services – 0.5%
Equitable Holdings, Inc.	95,461	1,748,845
FGL Holdings	38,214	396,661
Voya Financial, Inc.	30,740	1,388,526
		3,534,032
Specialized Finance – 0.0%
NewStar Financial, Inc. (b)	6,699	1,618
On Deck Capital, Inc. (a)	11,934	14,440
		16,058
TOTAL DIVERSIFIED FINANCIAL SERVICES		60,772,246
INSURANCE – 19.9%
Insurance Brokers – 4.5%
Aon PLC	53,230	9,191,224
Arthur J Gallagher & Co.	42,405	3,328,793
Brown & Brown, Inc.	54,511	1,957,490
Crawford & Co. Class A	4,121	29,342
eHealth, Inc. (a)	4,762	508,105
Goosehead Insurance, Inc. Class A (a)	2,933	164,659
Marsh & McLennan Cos., Inc.	114,746	11,168,228
Willis Towers Watson PLC	29,236	5,212,486
		31,560,327

4

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Life & Health Insurance – 4.2%
Aflac, Inc.	166,882	$ 6,214,686
American Equity Investment Life Holding Co.	21,133	444,216
Athene Holding Ltd. Class A (a)	32,489	877,203
Brighthouse Financial, Inc. (a)	24,696	634,934
Citizens, Inc. (a)	11,717	65,146
CNO Financial Group, Inc.	34,633	486,940
FBL Financial Group, Inc. Class A	2,487	97,192
Genworth Financial, Inc. Class A (a)	114,243	414,702
Globe Life Inc.	23,429	1,929,144
Independence Holding Co.	1,308	36,179
Lincoln National Corp.	45,231	1,604,343
MetLife, Inc.	177,724	6,412,282
National Western Life Group, Inc. Class A	564	108,700
Primerica, Inc.	9,380	974,676
Principal Financial Group, Inc.	63,224	2,301,986
Prudential Financial, Inc.	91,395	5,700,306
Trupanion, Inc. (a)	6,882	205,840
Unum Group	47,075	821,459
		29,329,934
Multi-line Insurance – 1.7%
American Financial Group, Inc.	17,490	1,158,538
American International Group, Inc.	197,790	5,029,800
American National Insurance Co.	1,891	152,225
Assurant, Inc.	13,822	1,468,449
Horace Mann Educators Corp.	9,568	336,411
National General Holdings Corp.	15,404	293,138
The Hartford Financial Services Group, Inc.	81,785	3,107,012
Watford Holdings Ltd. (a)	4,600	56,810
		11,602,383
Property & Casualty Insurance – 8.5%
Ambac Financial Group, Inc. (a)	10,598	182,286
AMERISAFE, Inc.	4,474	284,860
Arch Capital Group Ltd. (a)	92,209	2,215,782
Argo Group International Holdings Ltd.	7,787	275,348
Assured Guaranty Ltd.	21,840	649,303
Axis Capital Holdings Ltd.	19,488	713,261
Chubb Ltd.	103,045	11,129,891
Cincinnati Financial Corp.	35,299	2,322,674
Donegal Group, Inc. Class A	2,770	39,666
Employers Holdings, Inc.	7,156	217,328
Erie Indemnity Co. Class A	5,767	1,026,872
Fidelity National Financial, Inc.	62,669	1,695,196
First American Financial Corp.	25,603	1,180,810
Global Indemnity Ltd.	2,060	50,655
HCI Group, Inc.	1,518	63,225
Heritage Insurance Holdings, Inc.	6,137	69,594
James River Group Holdings Ltd.	6,786	240,767

	Shares	Value

Kemper Corp.	12,850	$ 863,777
Kinsale Capital Group, Inc.	4,768	517,900
Loews Corp.	60,934	2,111,972
Markel Corp. (a)	3,144	2,722,201
MBIA, Inc. (a)	17,429	141,872
Mercury General Corp.	6,264	256,573
Old Republic International Corp.	65,839	1,050,132
Palomar Holdings, Inc. (a)	3,866	226,161
ProAssurance Corp.	12,486	267,076
ProSight Global, Inc. (a)	2,411	20,156
RLI Corp.	8,646	629,688
Safety Insurance Group, Inc.	3,329	280,036
Selective Insurance Group, Inc.	13,478	675,652
State Auto Financial Corp.	3,999	100,335
Stewart Information Services Corp.	5,431	173,032
The Allstate Corp.	73,652	7,491,881
The Hanover Insurance Group, Inc.	8,933	896,695
The Progressive Corp.	132,925	10,275,103
The Travelers Cos., Inc.	58,687	5,939,711
United Fire Group, Inc.	4,776	136,594
United Insurance Holdings Corp.	4,959	42,399
Universal Insurance Holdings, Inc.	7,159	130,509
White Mountains Insurance Group Ltd.	722	702,506
WR Berkley Corp.	33,460	1,806,840
		59,816,319
Reinsurance – 1.0%
Alleghany Corp.	3,274	1,747,366
Enstar Group Ltd. (a)	2,688	388,739
Everest Re Group Ltd.	9,294	1,609,070
Greenlight Capital Re Ltd. Class A (a)	6,471	42,191
Reinsurance Group of America, Inc.	14,272	1,493,993
RenaissanceRe Holdings Ltd.	10,061	1,469,007
Third Point Reinsurance Ltd. (a)	16,927	125,937
		6,876,303
TOTAL INSURANCE		139,185,266
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.2%
Mortgage REITs – 1.2%
AG Mortgage Investment Trust, Inc.	7,595	24,228
AGNC Investment Corp.	123,310	1,531,510
Annaly Capital Management, Inc.	325,643	2,035,269
Anworth Mortgage Asset Corp.	23,218	39,935
Apollo Commercial Real Estate Finance, Inc.	33,622	274,019
Arbor Realty Trust, Inc.	19,268	132,756
Ares Commercial Real Estate Corp.	7,594	58,853
ARMOUR Residential REIT, Inc.	13,669	120,834
Blackstone Mortgage Trust, Inc. Class A	28,938	680,911
Capstead Mortgage Corp.	22,435	116,438
Chimera Investment Corp.	42,465	329,953
Colony Credit Real Estate, Inc.	19,265	92,665
Dynex Capital, Inc.	5,107	73,081
5

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REITs – continued
Ellington Financial, Inc.	9,787	$ 101,687
Exantas Capital Corp.	7,266	21,507
Granite Point Mortgage Trust, Inc.	12,762	63,555
Invesco Mortgage Capital, Inc.	36,546	111,100
KKR Real Estate Finance Trust, Inc.	5,992	94,554
Ladder Capital Corp.	21,047	167,324
MFA Financial, Inc.	102,480	179,340
New Residential Investment Corp.	94,252	573,995
New York Mortgage Trust, Inc.	85,121	185,564
PennyMac Mortgage Investment Trust	20,867	217,017
Ready Capital Corp.	9,467	63,145
Redwood Trust, Inc.	25,896	106,174
Starwood Property Trust, Inc.	63,975	827,836
TPG RE Finance Trust, Inc.	10,355	79,630
Two Harbors Investment Corp.	62,569	285,940
Western Asset Mortgage Capital Corp.	12,756	38,906
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)		8,627,726
THRIFTS & MORTGAGE FINANCE – 1.1%
Thrifts & Mortgage Finance – 1.1%
Axos Financial, Inc. (a)	12,369	285,105
Capitol Federal Financial, Inc.	30,507	365,779
Columbia Financial, Inc. (a)	13,085	185,218
Essent Group Ltd.	21,401	584,675
Federal Agricultural Mortgage Corp. Class C	2,066	137,658
First Defiance Financial Corp.	4,511	78,401
Flagstar Bancorp, Inc.	8,279	214,509
HomeStreet, Inc.	5,383	137,536
Kearny Financial Corp.	18,876	175,547
Luther Burbank Corp.	4,241	45,633
Merchants Bancorp	2,061	31,739
Meridian Bancorp, Inc.	11,677	137,555
Meta Financial Group, Inc.	7,680	141,466
MGIC Investment Corp.	79,099	578,214
Mr Cooper Group, Inc. (a)	16,868	161,595

	Shares	Value

New York Community Bancorp, Inc.	108,706	$ 1,180,547
NMI Holdings, Inc. Class A (a)	15,676	211,939
Northfield Bancorp, Inc.	10,362	116,780
Northwest Bancshares, Inc.	23,523	249,579
Ocwen Financial Corp. (a)	29,727	12,536
Provident Financial Services, Inc.	14,180	203,483
Radian Group, Inc.	45,644	683,747
Sterling Bancorp, Inc.	4,041	14,588
TFS Financial Corp.	12,826	175,075
TrustCo Bank Corp.	23,342	147,055
Walker & Dunlop, Inc.	6,732	258,711
Washington Federal, Inc.	17,764	475,009
Waterstone Financial, Inc.	5,470	79,424
WSFS Financial Corp.	11,265	328,713
TOTAL THRIFTS & MORTGAGE FINANCE		7,397,816
TOTAL COMMON STOCKS (Cost $873,085,897)		699,189,240
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.22% (c) (Cost $1,269,000)	1,269,000	1,269,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $874,354,897)		700,458,240
NET OTHER ASSETS (LIABILITIES) (d) – 0.1%		734,678
NET ASSETS – 100.0%		$ 701,192,918

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $236,300 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME Russell 2000 E-mini Index Future Contracts	3	June 2020	$ 196,005	$ 32,888	$ 32,888
CME E-mini S&P Financial Select Sector Index Future Contracts	25	June 2020	1,745,938	199,980	199,980
Total Equity Index Contracts					$ 232,868
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
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Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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